CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended																																12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006 Services	Dec. 31, 2009 Services	Dec. 31, 2006 1st Issuance during the Period Founders	Dec. 31, 2010 1st Issuance during the Period Services	Dec. 31, 2009 1st Issuance during the Period Services	Dec. 31, 2008 1st Issuance during the Period Services	Dec. 31, 2011 1st Issuance during the Period Cash	Dec. 31, 2007 1st Issuance during the Period Cash	Dec. 31, 2007 2nd Issuance during the Period	Dec. 31, 2006 2nd Issuance during the Period Services	Dec. 31, 2010 2nd Issuance during the Period Services	Dec. 31, 2009 2nd Issuance during the Period Services	Dec. 31, 2008 2nd Issuance during the Period Services	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable Minimum	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable Maximum	Dec. 31, 2006 3rd Issuance during the Period Services	Dec. 31, 2011 3rd Issuance during the Period Services	Dec. 31, 2010 3rd Issuance during the Period Services	Dec. 31, 2009 3rd Issuance during the Period Services	Dec. 31, 2008 3rd Issuance during the Period Services	Dec. 31, 2007 3rd Issuance during the Period Services	Dec. 31, 2006 4th Issuance during the Period Services	Dec. 31, 2011 4th Issuance during the Period Services	Dec. 31, 2010 4th Issuance during the Period Services	Dec. 31, 2009 4th Issuance during the Period Services	Dec. 31, 2008 4th Issuance during the Period Services	Dec. 31, 2007 4th Issuance during the Period Services	Dec. 31, 2006 5th Issuance during the Period Services	Dec. 31, 2010 5th Issuance during the Period Services	Dec. 31, 2009 5th Issuance during the Period Services	Dec. 31, 2007 5th Issuance during the Period Services	Dec. 31, 2011 5th Issuance during the Period Cash	Dec. 31, 2011 5th Issuance during the Period Cash Minimum	Dec. 31, 2011 5th Issuance during the Period Cash Maximum	Dec. 31, 2011 6th Issuance during the Period Services	Dec. 31, 2010 6th Issuance during the Period Services	Dec. 31, 2007 6th Issuance during the Period Services	Dec. 31, 2011 6th Issuance during the Period Services Minimum	Dec. 31, 2011 6th Issuance during the Period Services Maximum	Dec. 31, 2011 7th Issuance during the Period Services	Dec. 31, 2010 7th Issuance during the Period Services	Dec. 31, 2007 7th Issuance during the Period Services	Dec. 31, 2010 8th Issuance during the Period Services	Dec. 31, 2007 8th Issuance during the Period Services	Dec. 31, 2011 8th Issuance during the Period Cash	Dec. 31, 2011 8th Issuance during the Period Cash Minimum	Dec. 31, 2011 8th Issuance during the Period Cash Maximum	Dec. 31, 2007 9th Issuance during the Period	Dec. 31, 2011 9th Issuance during the Period Services	Dec. 31, 2011 10th Issuance during the Period Services	Dec. 31, 2007 10th Issuance during the Period Services	Dec. 31, 2011 11th Issuance during the Period Services	Dec. 31, 2011 11th Issuance during the Period Services Minimum	Dec. 31, 2011 11th Issuance during the Period Services Maximum	Dec. 31, 2007 11th Issuance during the Period Debt replacement	Dec. 31, 2011 12th Issuance during the Period Cash	Dec. 31, 2011 12th Issuance during the Period Cash Minimum	Dec. 31, 2011 12th Issuance during the Period Cash Maximum	Dec. 31, 2011 13th Issuance during the Period	Dec. 31, 2007 13th Issuance during the Period	Dec. 31, 2011 13th Issuance during the Period Services	Dec. 31, 2007 14th Issuance during the Period Interest payments	Dec. 31, 2011 14th Issuance during the Period Accrued rent	Dec. 31, 2007 15th Issuance during the Period Interest payments	Dec. 31, 2007 16th Issuance during the Period Convertible Notes Payable	Dec. 31, 2007 17th Issuance during the Period Cash
Common shares cancelled, price per share.	$ 0.3
Option to purchase Common shares for services, option price					$ 3
Conversion of senior secured convertible notes payable																																																																					$ 2,000,000
Exercise of stock options, price per share			$ 2.00																																											$ 5.4
Fair value of warrants, price per share																															$ 4.7										$ 6.11																		$ 4.18
Common shares cancelled, date	2010-10
Option to purchase Common shares for services, shares					100,000
Convertible note payable amount with warrants and beneficial conversion feature																																																																2,000,000
Common shares issued, price per share	$ 0.24				$ 0.8	$ 0.001	$ 0.36	$ 1.5	$ 4.1	$ 0.35	$ 2	$ 3.99	$ 2.99	$ 0.3	$ 0.88	$ 3.75		$ 0.47	$ 0.5	$ 3.35	$ 0.42	$ 0.8	$ 0.8	$ 2.75	$ 5.92	$ 3.65	$ 0.43	$ 0.18	$ 0.89	$ 0.57		$ 3.65	$ 0.95	$ 0.95	$ 7.18		$ 0.22	$ 0.29		$ 0.46		$ 0.17	$ 0.2	$ 0.16	$ 0.5		$ 0.048	$ 6.25		$ 0.16	$ 0.18	$ 5.5	$ 0.18	$ 0.15	$ 5.07		$ 0.21	$ 0.23			$ 0.15	$ 0.16			$ 0.14	$ 4.48	$ 0.14	$ 2.96	$ 2.9	$ 2.7
Common shares issued for cash, legal costs																																																																						90,000
Common shares issued for cash, private placement costs, shares											6,250
Common shares issued for cash, discount from warrant liability										125,562																																																												1,050,000
Common shares issued for cash, private placement costs											$ 12,500
Common shares issued, date	2010-07						2010-03	2009-09	2007-08	2011-01	2007-01		2006-11	2010-05	2009-07	2008-07	2011-03			2006-11	2011-03	2010-05	2009-08	2008-09	2007-02	2006-12	2011-04	2010-05	2009-09	2012-12	2007-02	2006-12	2009-10	2010-09	2007-03	2011-05			2011-07	2010-10				2011-08	2010-11		2010-12	2007-06	2011-07				2011-09	2011-10	2008-08	2011-11				2011-11			2011-12			2010-10	2011-12	2007-12		2007-12
Purchase of treasury shares between April to September, average price per share		$ 3.12
Estimated value of common shares, price per share				$ 3.99
Estimated value of warrants, price per share				$ 2.9